Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Trade payables and accrued liabilities [Text Block]
8.	Trade payables and accrued liabilities

	December 31,	December 31,
	2018	2017
	$	$
Trade payables	229,422	134,982
Accrued liabilities	83,559	10,000
	312,981	144,982